UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F
		                     FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 15, 2000, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2000.



Report for the Calendar Year or Quarter Ended: __12/31/99_____

Check here if Amendment [x]; Amendment Number: __1___
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _One World Financial Center______________
         _New York, New York 10281_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __08/11/00__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______7_______

Form 13F Information Table Entry Total: _____33_____

Form 13F Information Table Value Total: $___367,607___
                                         (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5      801-36639                 Westmed Venture Management LP
   6      801-30871                 Oppenheimer Horizon Management LP
   7      801-55640                 CIBC Oppenheimer LLC
   8      028-04847                 KBW Asset Management Inc.


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                         DATE 12/31/99
(ITEM 1)                    (ITEM 2) (ITEM 3)  (ITEM 4)   (ITEM 5)           (ITEM 6)        (ITEM 7)      (ITEM 8)
                                                                         INVESTMENT DISCRETION         VOTING AUTHORITY
                                                                         _____________________         ________________
                             TITLE               FAIR      SHARES OR                    SHARED                (SHARES)
                             OF                  MARKET    PRINCIPAL      SOLE  SHARED  OTHER          SOLE    SHARED   NONE
NAME OF ISSUES               CLASS  CUSIP NO     VALUE     AMOUNT          (A)   (B)    (C)   MANAGER   (A)     (B)     (C)
_________________            _____  ________    ________   _________        ___  ___    ___   _______   ___     ___      __
LORAL SPACE & COMMUNICATIONS PFD CO G56462149   8,082,469    129,743    129,743                        1 29,743
AES CORP                     JR SBD 00130HAN5   7,206,100  4,880,000  4,880,000                       4,880,000
ADVANCED ENERGY INDS         SUB NT 007973AA8   5,473,296  4,645,000  4,645,000                       4,645,000
ALPHARMA INC                 SR SB  020813AD3   1,106,330  1,000,000  1,000,000                       1,000,000
AMERICAN TOWER CORP          NT CV  029912AB8   6,949,107  4,950,000  4,950,000                       4,950,000
AMERICAN TOWER CORP          NT CV  029912AC6   5,084,645  5,220,000  5,220,000                       5,220,000
AMKOR TECHNOLOGY INC         COM    031652100     138,435      5,000      5,000                           5,000
ANTEC CORP                   SUB NT 03664PAB1   3,105,337  1,923,000  1,923,000                       1,923,000
APPLIED MAGNETICS CP DEL     SUB DB 038213AA2      95,100  1,902,000  1,902,000                       1,902,000
AT HOME CORP                 SB DB  045919AC1   3,767,040  6,000,000  6,000,000                       6,000,000
ATMEL CORP                   SB DB  049513AC8   4,265,000  5,000,000  5,000,000                       5,000,000
AVATAR HLDGS INC             SUB NT 053494AD2   9,646,362 10,864,000 10,864,000                      10,864,000
BROADWING INC                PFD CV 111620407   7,283,519    120,200    120,200                         120,200
CELLSTAR CORP                SUB NT 150925AC9   4,146,984  5,358,000  5,358,000                       5,358,000
CENTRAL GARDEN & PET CO      SUB NT 153527AC0   2,242,943  2,885,000  2,885,000                       2,885,000
CITRIX SYS INC               SB DB  177376AB6  16,379,530 18,500,000 18,500,000                      18,500,000
COMCAST CORP                 ZONES  200300507   1,292,070     13,000     13,000                          13,000
EMC CORP                     SB NT  26865YAA2 190,632,762 19,738,000 19,738,000                      19,738,000
HUTCHINSON TECHNOLOGY INC    SB NT  448407AC0      95,145    100,000    100,000                         100,000
INTERPUBLIC GROUP COS INC    SB NT  460690AF7   3,735,989  2,387,000  2,387,000                       2,387,000
LAMAR ADVERTISING CO         NT CV  512815AF8   1,463,040  1,000,000  1,000,000                       1,000,000
MAGNA INTL INC               SUB DE 559222AE4   5,907,846  6,140,000  6,140,000                       6,140,000
MAGNA INTL INC               SBDB C 559222AG9   7,003,962  8,131,000  8,131,000                       8,131,000
MAIL-WELL INC                SUB NT 560321AD3   1,916,535  2,020,000  2,020,000                       2,020,000
MICRON TECHNOLOGY INC        SUB NT 595112AB9  12,625,474  9,926,000  9,926,000                       9,926,000
NETWORKS ASSOCS INC          SB DB  640938AB2   1,907,600  5,000,000  5,000,000                       5,000,000
OFFICE DEPOT INC             LYON S 676220AA4      32,813     50,000     50,000                          50,000
PHILIPPINE LONG DISTANCE TEL SPONSO 718252703   1,930,720     40,000     40,000                          40,000
PSINET INC                   PFD C  74437C309   1,466,492     25,040     25,040                          25,040
SPEEDWAY MOTORSPORTS INC     SB DB  847788AC0   8,297,092  7,895,000 7 ,895,000                       7,895,000
STMICROELECTRONICS N V       SUB LY 861012AB8  22,312,280 16,175,000 16,175,000                      16,175,000
TELEFONOS DE MEXICO S A      SR DB  879403AD5  19,614,149 15,007,000 15,007,000                      15,007,000
UNITEDGLOBALCOM              CV PFD 913247201   2,400,820     26,500     26,500                          26,500
                                 PAGE TOTAL      367,606,986
                                GRAND TOTAL      367,606,986

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